PREPAYMENTS (Tables)	6 Months Ended
Sep. 30, 2024
Schedule Of Prepayments
SCHEDULE OF PREPAYMENTS

	As of
	March 31, 2024	September 30, 2024	September 30, 2024
	HKD	HKD	USD
	(Audited)
Current assets:
Prepayments for operation	$3,004,889	$2,702,880	$346,524
Prepayments for marketing expenses	9,256,000	7,730,667	991,111
Prepayments for market advisory service	2,730,000	6,364,998	816,025
	14,990,889	16,798,545	2,153,660
Non-current assets:
Prepayments for operation, non-current portion	780,000	2,135	274
Prepayments for marketing expenses	3,115,247	2,871,580	368,151
	3,895,247	2,873,715	368,425

Total:	$18,886,136	$19,672,260	$2,522,085